Events after the reporting date	Feb. 07, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting date
Subsequent events up to the date the consolidated financial statements were authorized for issue were as follows:
On February 22, 2024, Renesas notified us that Renesas was terminating the MoU due its receipt of an adverse Japanese tax ruling on February 15, 2024 from the National Tax Agency of Japan.
At the meeting of March 5, 2024, the Board of Directors granted to employees 10,060,288 restricted share awards, representing 2,515,072 ADS with vesting over four years.
On March 27, 2024, the Company received a commitment for financing of its 4G eRedCap project for a total of €10.9 million ($12.0 million at the closing period exchange rate) from the French government (operated for the state by Bpifrance) as part of the France 2030 initiative to support the development of technologies deemed to be strategically important to the national interest. An upfront payment of €2.7 million ($3.0 at the closing period exchange rate) was received in April; three milestone payments for the remaining amount are scheduled over the duration of the project.
On April 9, 2024, we secured standstill agreements from our three main debt holders. The agreements granted an initial standstill period until April 26, 2024 that may be further extended subject to certain milestones being met. In late April, the Company began discussions to extend the standstill agreements, which are still in process as of April 30, 2024. The goal of the standstills is to provide sufficient time for the Company to effectively negotiate and finalize a new strategic transaction, thereby securing a long-term solution that aligns with the interests of all stakeholders.
On April 22, 2024, we issued an Unsecured Promissory Note with a principal amount of $5,000,000 to 272 Capital Master Fund, Ltd. The transaction closed on April 24, 2024. The Note bears paid-in kind interest at a rate of 12.0% per annum, compounded annually, with a guaranteed return of 40.0%. The Note matures on the earlier of April 22, 2025, or one day prior to the earliest extended maturity date of the Company’s existing convertible debt held by Lynrock Lake and Nokomis and subordinated notes held by Renesas. The Note contains customary covenants and is subject to customary events of default.
At the meeting of April 30, 2024, the Board of Directors granted to employees 147,776 restricted share awards, representing 36,944 ADS with vesting over four years.